Schedule of Computation of Diluted Shares Outstanding (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Regular warrants	1,732,882	595,056	7,083,830	6,554,454
Total	1,732,882	595,056	7,083,830	6,554,454
Stock Options [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Regular warrants	433,162	176,335	2,889,124	1,783,567
Total	433,162	176,335	2,889,124	1,783,567
Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Regular warrants				587,747
Total				587,747
Preferred Stock [Member] | Series A-1 Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Regular warrants	6,880	5,881	66,303	54,737
Total	6,880	5,881	66,303	54,737
Preferred Stock [Member] | Series B Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Regular warrants	12,481	12,481	124,810	124,810
Total	12,481	12,481	124,810	124,810
MTS Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Regular warrants	8,333	8,333	83,334	83,334
Total	8,333	8,333	83,334	83,334
Predunded Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Regular warrants	125,359	125,359	1,253,592	1,253,592
Total	125,359	125,359	1,253,592	1,253,592
Regular Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Regular warrants	266,667	266,667	2,666,667	2,666,667
Total	266,667	266,667	2,666,667	2,666,667
Purchase Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Regular warrants	880,000
Total	880,000